S000080439 [Member] Average Annual Total Returns		12 Months Ended	27 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	22.34%	23.18%
ICE Clean Energy Transition Metals Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		54.12%	27.56%
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.15%	6.66%
iShares Transition-Enabling Metals ETF
Prospectus [Line Items]
Average Annual Return, Percent		53.83%	26.93%
Performance Inception Date			Sep. 26, 2023
iShares Transition-Enabling Metals ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		45.19%	18.38%
iShares Transition-Enabling Metals ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		31.49%	16.68%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	The Fund now compares its performance to the MSCI All Country World Index (Net) as it represents the broad global equity market and will no longer compare its performance to the ICE BofA US Broad Market Index.